REVENUE AND OTHER INCOME (Tables)	6 Months Ended
Jun. 30, 2022
REVENUE AND OTHER INCOME
Schedule of analysis about company's revenue and other income

	For the six months ended June 30,
	2022	2021
	RMB’000	RMB’000
Revenue
Sale of goods	16,715	42,186
Business management and consulting revenue	118,246	7,921
Other income
Interest income	182	7
Government grant	632	—
Tax subsidy	887	—
Other income	127	5
Rental income	8,571	7,142

Schedule of operations by business segment

The following table shows the Company’s operations by business segment for the six months ended June 30, 2022 and 2021.

	For the Six Months Ended June 30,
	2022	2021
	RMB’000	RMB’000
Revenues
Sale of ceramic tile products	16,715	42,186
Business management and consulting revenue	118,246	7,921
Total revenues	134,961	50,107

Cost of revenues
Sale of tile products	19,024	53,790
Business management and consulting revenue	116,341	2,820
Total cost of revenues	135,365	56,610

Operating costs and expenses
Sale of ceramic tile products	24,247	50,709
Business management and consulting revenue	(1,068)	1,977
Others	2,080	11,573
Total operating costs and expenses	25,259	64,259

Net loss
Sale of tile products	(26,556)	68,094
Business management and consulting revenue	2,890	(3,115)
Others	(2,080)	5,790
Net loss	(25,746)	70,769

	As of June 30, 2022	As of December 31, 2021
Segment assets
Ceramic tile products	105,979	147,890
Business management and consulting	26,053	27,222
Others	3,210	2,755
Total assets	135,242	177,867